Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Accrued financial penalties payable	$ 1.5	$ 3.3